UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05770
THE CHILE FUND, INC.
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York 10017		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2005 to March 31, 2005

Item 1:                                                          Schedule of Investments

The Chile Fund, Inc.

Schedule of Investments - March 31, 2005 (unaudited)

	No. of
Description	Shares/Units	Value
EQUITY OR EQUITY-LINKED SECURITIES-97.89%

Banking-4.61%
Banco Santander Chile S.A.	235,000,000	$7,462,228

Ceramic Products-0.47%
Cerámicas Cordillera S.A.	67,165	768,255

Chemicals-Diversified-5.17%
Enaex S.A.	110,000	544,601
Sociedad Química y Minera de Chile S.A., Class B	751,133	6,091,134
Sociedad Química y Minera de Chile S.A., Series B, ADR	21,600	1,739,880
		8,375,615

Containers-Metal/Glass-0.67%
Cristalerias de Chile S.A.	109,787	1,087,074

Cosmetics & Toiletries-0.82%
Laboratorios Andromaco S.A.	7,477,011	1,327,545

Diversified Operations-16.40%
Empresas Copec S.A.	3,130,000	26,557,041

Electric-Integrated-16.47%
Colbun S.A.	15,000,000	1,472,471
Empresa Nacional de Electricidad S.A.	25,400,000	16,811,916
Empresa Nacional de Electricidad S.A., ADR	41,900	834,229
Enersis S.A.	45,200,001	7,563,043
		26,681,659

Food & Beverages-15.68%
Coca-Cola Embonor S.A., Class A †	3,118,592	1,810,194
Compañía Cervecerías Unidas S.A.	1,468,301	7,144,102
Compañía Cervecerías Unidas S.A., ADR	30,500	748,775
Embotelladora Andina S.A., PNA	1,491,855	3,132,705
Embotelladora Andina S.A., PNB	1,950,000	4,357,747
Embotelladora Andina S.A., Series B, ADR	11,900	158,984
Viña Concha y Toro S.A.	5,182,679	7,830,424
Viña San Pedro S.A.	21,000,000	220,487
		25,403,418

Food-Retail-5.37%
Cencosud S.A. †	3,107,769	4,822,812
Cencosud S.A., ADR ††	60,300	1,403,651
Cencosud S.A., rights (expiring 4/19/05) †	1,361,912	14,648
Distribución y Servicio D&S S.A.	7,750,000	2,454,200
		8,695,311

Infrastructure-2.00%
Infraestructura 2000 *†	19,568,922	3,234,606

Mining-0.41%
Antofagasta plc	9,500	229,057
Aur Resources Inc.	75,200	438,825
		667,882

Paper & Related Products-11.59%
Empresas CMPC S.A.	788,522	18,779,141

Retail-Diversified-1.86%
Comercial Siglo XXI S.A.	1,496,924	3,010,459

Retail-Major Department Stores-2.33%
S.A.C.I. Falabella, S.A.	1,723,961	3,767,550

Shipping-2.74%
Compañía SudAmericana de Vapores S.A.	2,013,813	4,445,000

Steel-1.15%
Cap S.A.	135,200	1,867,295

Telephone-Integrated-10.12%
Compañía de Telecomunicaciones de Chile S.A., Class A	3,900,000	10,919,334
Compañía de Telecomunicaciones de Chile S.A., Series A, ADR	34,300	382,102
Empresa Nacional de Telecomunicaciones S.A.	585,000	5,095,467
		16,396,903

Textiles-0.03%
Zalaquett S.A.	1,496,767	45,995

TOTAL EQUITY OR EQUITY-LINKED SECURITIES
(Cost $95,792,332)		158,572,977

SHORT-TERM INVESTMENTS-2.42%

Chilean Mutual Funds-2.37%
Fondo Mutuo Bice Drefyus Manager	711,852	2,198,018
Fondo Mutuo Security Check	338,518	1,645,153
Total Chilean Mutual Funds
(Cost $3,862,462)		3,843,171

	Principal Amounts
	(000’s)
Grand Cayman-0.05%
Brown Brothers Harriman & Co.,
overnight deposit, 2.04%,
04/01/05** (Cost $78,000)	$78	78,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,940,462)	3,921,171

Total Investments-100.31%
(Cost $99,732,794)	162,494,148

Liabilities in Excess of Cash and Other Assets-(0.31)%	(505,393)

NET ASSETS-100.00%	$161,988,755

†              Non-income producing security.

††            SEC Rule 144A security. Such securities are traded only among “qualified institutional buyers.”

*              Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

**           Variable rate account. Rate resets on a daily basis; amounts are available on the same business day.

ADR       American Depository Receipts.

PNA       Preferred Shares, Class A.

PNB        Preferred Shares, Class B.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”)  on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix,  formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of,  the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  At March 31, 2005, the Fund held 2.00% of its net assets in a security valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $4,296,118 and fair value of  $3,234,606. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under a compusion to buy or sell. Although this security may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Federal Income Tax Cost - as of March 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $100,149,706, $63,615,665, $(1,271,223) and $62,344,442, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHILE FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	May 26, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 26, 2005